Concentrations and Risks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) customer item	Dec. 31, 2020 CNY (¥) item customer	Dec. 31, 2019 item	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents, term deposits and short-term investments
Concentration Risk [Line Items]
Cash and cash equivalents, term deposits and short-term investments denominated in RMB subject to government controls | ¥	¥ 2,821.1	¥ 1,188.7
Supplier concentration | Purchases
Concentration Risk [Line Items]
Number of Suppliers | item	0	2	1
Supplier concentration | Accounts payable
Concentration Risk [Line Items]
Number of Suppliers | item	1	1
Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of appreciation rate	2.00%	6.00%			6.00%
Percentage of depreciation rate			2.00%	5.00%
Customer Concentration Risk | Trade receivables
Concentration Risk [Line Items]
Number of customers | customer		0
Customer Concentration Risk | Trade receivables | Two suppliers
Concentration Risk [Line Items]
Number of customers | customer	2